SEGMENT REPORTING (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2013	Mar. 31, 2012
SEGMENT REPORTING
Number of operating segments	3
Revenue
Revenue	¥ 4,192,568	¥ 4,712,100	¥ 5,136,228
Segment Performance Measure:
Operating income (loss)	(637,993)	905,434	2,369,938
Interest income	691	1,326	2,052
Interest expense	(30,867)	(23,474)	(13,360)
Foreign currency exchange gains	120,246	165,664	10,294
Dividend income	6,750	4,500	4,500
Other-net	(8,030)	(3,055)	655
Income (loss) before income taxes	(549,203)	1,050,395	2,374,079
Segment Assets:
Assets	5,000,823	5,077,277
Capital expenditures on long-lived assets:
Capital expenditures	521,024	1,014,617	621,522
Other Significant Items:
Total consolidated depreciation and amortization	442,603	305,991	129,364
Japan
Revenue
Revenue	2,217,334	3,214,826	4,245,265
U.S.
Revenue
Revenue	1,746,588	1,271,635	882,389
Other
Revenue
Revenue	207,696	193,169	381
Operating segments
Revenue
Revenue	4,171,618	4,679,630	5,128,035
Segment Performance Measure:
Operating income (loss)	(598,616)	903,733	2,366,584
Segment Assets:
Assets	4,888,680	4,755,969
Other Significant Items:
Total consolidated depreciation and amortization	437,319	291,072	135,807
Operating segments | Japan
Revenue
Revenue	2,841,963	3,870,702	4,789,264
Segment Performance Measure:
Operating income (loss)	(378,553)	888,760	2,312,670
Segment Assets:
Assets	5,014,488	4,575,917
Capital expenditures on long-lived assets:
Capital expenditures	496,451	701,997	589,247
Other Significant Items:
Total consolidated depreciation and amortization	346,285	238,160	130,139
Operating segments | U.S.
Revenue
Revenue	1,805,757	1,347,928	912,394
Segment Performance Measure:
Operating income (loss)	(100,923)	98,747	70,218
Segment Assets:
Assets	1,166,927	1,360,136
Capital expenditures on long-lived assets:
Capital expenditures	8,836	166,461	34,900
Other Significant Items:
Total consolidated depreciation and amortization	49,752	29,272	3,332
Operating segments | Other
Revenue
Revenue	319,424	202,050	41,012
Segment Performance Measure:
Operating income (loss)	(119,140)	(83,774)	(16,304)
Segment Assets:
Assets	403,088	335,270
Capital expenditures on long-lived assets:
Capital expenditures	15,737	145,508	22,605
Other Significant Items:
Total consolidated depreciation and amortization	41,282	23,640	2,336
Intersegment
Revenue
Revenue	(795,526)	(741,050)	(614,635)
Segment Assets:
Assets	(1,695,823)	(1,515,354)
Intersegment | Japan
Revenue
Revenue	624,629	655,876	543,999
Intersegment | U.S.
Revenue
Revenue	59,169	76,293	30,005
Intersegment | Other
Revenue
Revenue	111,728	8,881	40,631
Adjustments
Revenue
Revenue	20,950	32,470	8,193
Segment Performance Measure:
Operating income (loss)	(39,377)	1,701	3,354
Adjustments
Segment Assets:
Assets	112,143	321,308
Capital expenditures on long-lived assets:
Capital expenditures		651	(25,230)
Other Significant Items:
Total consolidated depreciation and amortization	¥ 5,284	¥ 14,919	¥ (6,443)